Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income	Adjusted EBITDA(7)
2022	$5,716,692	$8,897,926	$1,492,560	$1,346,116	$97.85	$104.16	$238,620,000	$439,412,000
2021	5,124,046	3,459,395	1,465,707	1,199,585	79.36	109.35	306,288,000	418,077,000
2020	5,456,840	5,850,163	1,577,451	1,626,441	98.46	106.45	278,670,000	427,002,000

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) The CEO for each year is Rex D. Geveden(3) The Non-CEO NEOs for each year are as follows:•For 2022, Robb A. LeMasters, Kevin M. McCoy, Thomas E. McCabe, and Robert L. Duffy•For 2021, David S. Black, Robb A. LeMasters, Thomas E. McCabe, Joel W. Duling, Richard W. Loving, and Robert F. Smith•For 2020, David S. Black, Thomas E. McCabe, Joel W. Duling, and Richard W. Loving
Peer Group Issuers, Footnote [Text Block]	(6) The TSR values disclosed represent the measurement period value of an investment of $100 in our peer group's units as of December 31, 2019, and then valued again on each of December 31, 2020, December 31, 2021 and December 31, 2022. For purposes of the PVP Table, our peer group is the S&P 500 A&D Select Index, which conforms to our disclosures as required by Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 5,716,692	$ 5,124,046	$ 5,456,840
PEO Actually Paid Compensation Amount	$ 8,897,926	3,459,395	5,850,163
Adjustment To PEO Compensation, Footnote [Text Block]	(2) A reconciliation of CEO compensation from the Summary Compensation Table ("SCT") to the Pay Versus Performance ("PVP") table can be found below.

Reconciliation of CEO SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to CEO	Fiscal Year End Stock Price
2022	$5,716,692	$(3,576,173)	$6,757,407	$8,897,926	$58.05
2021	5,124,046	(3,499,932)	1,835,281	3,459,395	47.88
2020	5,456,840	(3,099,983)	3,493,306	5,850,163	60.28

Reconciliation of Average Non-CEO NEOs SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to Non-CEO NEOs	Fiscal Year End Stock Price
2022	$1,492,560	$(729,085)	$582,641	$1,346,116	$58.05
2021	1,465,707	(661,603)	395,481	1,199,585	47.88
2020	1,577,451	(574,981)	623,970	1,626,441	60.28

(1) This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718.
(2) This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules.

CEO CAP Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2022	$4,908,035	$917,174	$932,198	$139,368	$—	$6,896,775
2021	2,824,010	(1,085,099)	96,370	88,537	—	1,923,818
2020	5,456,840	(145,681)	347,338	99,897	—	3,593,203

Average Non-CEO NEOs Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2022	$696,344	$26,329	$49,995	$7,621	$(197,649)	$582,641
2021	533,128	(147,992)	10,345	10,354	—	405,834
2020	610,531	(27,351)	40,790	13,744	—	637,714

Non-PEO NEO Average Total Compensation Amount	$ 1,492,560	1,465,707	1,577,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,346,116	1,199,585	1,626,441
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(4) A reconciliation of the average non-CEO NEO compensation to the SCT Table to the PVP Table can be found below.

Reconciliation of CEO SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to CEO	Fiscal Year End Stock Price
2022	$5,716,692	$(3,576,173)	$6,757,407	$8,897,926	$58.05
2021	5,124,046	(3,499,932)	1,835,281	3,459,395	47.88
2020	5,456,840	(3,099,983)	3,493,306	5,850,163	60.28

Reconciliation of Average Non-CEO NEOs SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to Non-CEO NEOs	Fiscal Year End Stock Price
2022	$1,492,560	$(729,085)	$582,641	$1,346,116	$58.05
2021	1,465,707	(661,603)	395,481	1,199,585	47.88
2020	1,577,451	(574,981)	623,970	1,626,441	60.28

(1) This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718.
(2) This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules.

CEO CAP Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2022	$4,908,035	$917,174	$932,198	$139,368	$—	$6,896,775
2021	2,824,010	(1,085,099)	96,370	88,537	—	1,923,818
2020	5,456,840	(145,681)	347,338	99,897	—	3,593,203

Average Non-CEO NEOs Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2022	$696,344	$26,329	$49,995	$7,621	$(197,649)	$582,641
2021	533,128	(147,992)	10,345	10,354	—	405,834
2020	610,531	(27,351)	40,790	13,744	—	637,714

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021 and 2022 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Compensation Actually Paid vs. Net Income [Text Block]
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021 and 2022 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021 and 2022 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Total Shareholder Return Vs Peer Group [Text Block]
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021 and 2022 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Tabular List [Table Text Block]	The Company considers the following metrics to most closely link pay to performance: (1) operating income; (2) operating cash flow; (3) EBITDA; (4) ROIC; and (5) total shareholder return.
Total Shareholder Return Amount	$ 97.85	79.36	98.46
Peer Group Total Shareholder Return Amount	104.16	109.35	106.45
Net Income (Loss)	$ 238,620,000	$ 306,288,000	$ 278,670,000
Company Selected Measure Amount	439,412,000	418,077,000	427,002,000
PEO Name	Rex D. Geveden
Additional 402(v) Disclosure [Text Block]	(5) The TSR values disclosed represent the measurement period value of an investment of $100 in our units as of December 31, 2019, and then valued again on each of December 31, 2020, December 31, 2021 and December 31, 2022.
Share Price, Fiscal Year End	$ 58.05	$ 47.88	$ 60.28
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	operating cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]	(7) The Company believes that adjusted EBITDA most closely aligns pay and performance. This measure demonstrates the profitability of the organization on a like-for-like, year-over-year basis, removing non-recurring, irregular and one-time items that may distort the Company's actual performance during any given period of time.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	total shareholder return
PEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,576,173)	$ (3,499,932)	$ (3,099,983)
PEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,757,407	1,835,281	3,493,306
PEO [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,908,035	2,824,010	5,456,840
PEO [Member] | Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	917,174	(1,085,099)	(145,681)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	932,198	96,370	347,338
PEO [Member] | Equity Awards, Value of Dividends Equivalents Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	139,368	88,537	99,897
PEO [Member] | Equity Awards, Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,896,775	1,923,818	3,593,203
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(729,085)	(661,603)	(574,981)
Non-PEO NEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	582,641	395,481	623,970
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	696,344	533,128	610,531
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	26,329	(147,992)	(27,351)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	49,995	10,345	40,790
Non-PEO NEO [Member] | Equity Awards, Value of Dividends Equivalents Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	7,621	10,354	13,744
Non-PEO NEO [Member] | Equity Awards, Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(197,649)	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 582,641	$ 405,834	$ 637,714